Share-Based Compensation (Details) ¥ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2020 CNY (¥)	Mar. 31, 2024 CNY (¥) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 CNY (¥) shares	Mar. 31, 2023 USD ($) shares	May 31, 2022 shares	Mar. 31, 2022 USD ($)	Sep. 01, 2020 shares	Aug. 01, 2018 shares	Sep. 27, 2012 shares
Share-Based Compensation [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized						4,000,000
Number of shares, granted		9,511,720	9,511,720
Fair value of the underlying shares (in Dollars) | $			$ 86		$ 123,594		$ 404,409
Unrecognized share based compensation expenses (in Dollars) | $			$ 11,964		$ 322,926
Weighted-average period		8 years 10 months 24 days	8 years 10 months 24 days	3 years 4 months 24 days	3 years 4 months 24 days
Share based compensation expense (in Yuan Renminbi) | ¥	¥ 55.0	¥ 0.7		¥ (7.7)
Fair value of options granted amount (in Dollars) | $			$ 120,000
2012 Global Share Plan [Member]
Share-Based Compensation [Line Items]
Shares reserved for future issuances										1,061,500
2018 Global Share Plan [Member]
Share-Based Compensation [Line Items]
Shares reserved for future issuances						8,987,836		5,987,836	5,987,836
Amended 2018 Global Share Plan [Member]
Share-Based Compensation [Line Items]
Shares reserved for future issuances						12,987,836		8,987,836
Vest [Member]
Share-Based Compensation [Line Items]
Percentage of entitlement to vest earn by employees		25.00%	25.00%